Condensed Consolidated Balance Sheets (Parenthetical) - USD ($)		1 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2022	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Debt discount	$ 0	$ 0		$ 0	$ 39,942
Financial Designation, Predecessor and Successor [Fixed List]	Successor	Successor	Successor	Successor	Predecessor
Temporary equity, shares outstanding	65,783	65,783	0	65,783
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	110,000,000	110,000,000	110,000,000	110,000,000
Common stock, shares issued	9,016,139	9,016,139	9,211,922	9,016,139
Common stock, shares outstanding	9,016,139	9,016,139	9,211,922	9,016,139
Predecessor [Member]
Financial Designation, Predecessor and Successor [Fixed List]					Predecessor
Temporary equity, shares outstanding					331,331
Common stock, par value					$ 0.00001
Common stock, shares authorized					75,000,000
Common stock, shares issued					24,167,257
Common stock, shares outstanding					24,167,257
Series A Preferred Stock [Member]
Preferred stock, shares authorized	8,635	8,635	8,635	8,635
Preferred stock, shares issued	8,635	8,635	8,635	8,635
Preferred stock, shares outstanding	8,635	8,635	8,635	8,635
Series B Preferred Stock [Member]
Preferred stock, shares authorized	5,062	5,062	5,062	5,062	5,062
Preferred stock, shares issued	5,062	5,062	5,062	5,062	5,062
Preferred stock, shares outstanding	5,062	5,062	5,062	5,062	5,062